Discontinued Operations (Details) - Schedule of assets and liabilities - Discontinued Operations [Member] - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
Major classes of assets
Cash and cash equivalents		$ 14
Deferred course expenses		806
Discontinued operations-current assets		820
Other assets	33	34
Total major classes of assets - discontinued operations	33	854
Major classes of liabilities
Accounts payable	3,627	3,698
Accrued course expenses	585	593
Other accrued expenses	437	1,582
Deferred revenue	5,160	5,413
Total major classes of liabilities - discontinued operations	$ 9,809	$ 11,286